TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Apr. 30, 2013
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 9 • TRANSACTIONS WITH RELATED PARTIES
BANKING SERVICES
The Company has an ongoing banking relationship with First International Bank and Trust, Watford City, North Dakota ("First International"). Stephen L. Stenehjem, a member of the Company's Board of Trustees, is the President and Chief Executive Officer of First International, and the bank is owned by Mr. Stenehjem and members of his family. Currently, and during fiscal year 2013, the Company has one mortgage loan outstanding with First International, with an original principal balance of $13.7 million (Williston Garden) bearing interest at 5.5% per annum. In connection with this loan, the Company maintains a compensating balance of $50,000. For a portion of fiscal year 2013, the Company had two other mortgage loans outstanding with First International, in the amount of approximately $2.4 million (Georgetown Square) and $3.2 million (Grand Forks MedPark Mall), respectively, bearing interest at 7.25% and 6.25% per annum; these loans were repaid in the first and second quarters of fiscal year 2013, respectively. During fiscal year 2013, the Company entered into a construction loan with First International for $43.7 million to finance the development of a residential property in Williston, North Dakota. At April 30, 2013, the construction loan was not drawn on. The Company paid interest on these loans of approximately $665,000, $0, $52,000 and $0, respectively, in fiscal year 2013, and paid approximately $258,000 in origination fees and closing costs on the construction loan. The Company has a multi-bank line of credit with a capacity of $60.0 million, of which First International is the lead bank and a participant with a $12.0 million commitment. In fiscal year 2013, the Company paid First International a total of approximately $196,000 in interest on First International's portion of the outstanding balance of this credit line, and paid fees of $40,000. In connection with this multi-bank line of credit, the Company maintains compensating balances with First International totaling $6.0 million, of which $1.5 million is held in a non-interest bearing account, and $4.5 million is held in an account that pays the Company interest on the deposited amount of 0.25% per annum. The Company also maintains a number of checking accounts with First International. In fiscal year 2013, the Company paid less than $500 in total in various bank service and other fees charged on these checking accounts.
In fiscal years 2012 and 2011, respectively, the Company paid First International $531,000 and $212,000 in interest on First International's portion of the multi-bank line of credit and paid fees of $70,000 and $219,000. In fiscal year 2011, the Company paid interest of approximately $72,000 for borrowing under a $14.0 million line of credit that was subsequently terminated in fiscal year 2011. In fiscal years 2012 and 2011, the Company paid interest and fees on outstanding mortgage and construction loans of approximately $422,000 and $390,000, respectively. In both fiscal years 2012 and 2011, the Company paid under $500 in total in various bank service and other fees charged on checking accounts maintained with First International.
Total payments of interest and fees from the Company to First International Bank were approximately $1.2 million, $1.1 million and $893,000 in fiscal years 2013, 2012 and 2011, respectively.
LEASE TRANSACTION
In the first quarter of fiscal year 2013, the Company entered into an agreement with First International to construct an approximately 3,700 square-foot building on an outlot of the Company's Arrowhead Shopping Center in Minot, North Dakota, to be leased by First International under a 20-year lease for use as a branch bank location. The total cost of the project is estimated to be approximately $1.7 million, with net rental payments under the lease currently estimated at approximately $2.4 million in total over the 20-year lease term.